Analysis of Net Debt - Schedule of Liquidity and Capital Resources Related to Cash Generation and Changes in Our Cash and Cash Equivalents Position (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Cash Generation And Changes In Our Cash And Cash Equivalents Position [abstract]
Net cash inflow from operating activities		$ 3,938	$ 3,881	[1]	$ 2,246	[1]
Net cash inflow/(outflow) from investing activities		(1,060)	217	[1]	(1,772)	[1]
Net cash inflow/(outflow) from financing activities		287	(2,546)	[1]	(226)	[1]
Increase in cash and cash equivalents		3,165	1,552	[1]	248	[1]
Cash and cash equivalents at 1 January	[1]	4,218	2,686		2,560
Effect of exchange rate changes		338	(20)	[1]	(122)	[1]
Cash and cash equivalents at 31 December		7,721	4,218	[1]	2,686	[1]
Lease liabilities under IFRS 16		(1,635)	(1,697)
Bank overdrafts (excluding those in notional cash pooling arrangements)		(120)	(46)		(129)
Borrowings		(12,095)	(10,081)		(10,538)
Derivative financial instruments		188	74		(17)
Total liabilities from financing activities		(13,662)	(11,750)		(10,684)
Group net debt		$ (5,941)	$ (7,532)		$ (7,998)		$ (6,953)

[1]	Restated throughout for presentation in US Dollar. See the Accounting Policies on page 137 for further details.